Note 12 - Other Expense / Income	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]	Note 12. OTHER EXPENSE / INCOME Other expense in 2009 of $170,000 was primarily due to sales tax audits relating to prior years.